Acquisitions - Fiscal 2018 Acquisitions (Details) - USD ($) $ in Millions	Jul. 01, 2017	Mar. 31, 2018	[1]	Mar. 31, 2017	[2]	Apr. 01, 2016
Business Acquisition [Line Items]
Goodwill		$ 7,619		$ 1,855		$ 1,277
Tribridge Holdings LLC
Business Acquisition [Line Items]
Total consideration transferred	$ 152
Current assets acquired	32
Property and equipment	4
Intangible assets, other than goodwill	62
Current liabilities	24
Goodwill	$ 78
Useful Lives (Years)	12 years

[1]	Fiscal 2018 financial results have been adjusted to present the results of USPS as discontinued operations as a result of the divestiture of USPS during the first quarter of fiscal 2019.
[2]	Certain prior year amounts were adjusted to retroactively reflect the legal capital of DXC.